Income Taxes - Summary Of Components Of Pretax Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States							$ (25,855)		$ 17,656
International							18,532		(27,928)
Loss before income taxes	$ 11,600	$ (38,500)	$ (136,700)	$ (36,000)	$ (72,700)	$ 5,400	$ (7,323)	$ 11,200	$ (10,272)
United States					(143,800)	(33,500)		20,400
International					71,100	38,900		(9,200)
Pre Income Tax Expense Benefit					(72,700)	5,400		11,200
LIONS GATE ENTERTAINMENT CORP. [Member]
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States					(1,389,900)	(2,218,600)		(359,200)
International					208,600	221,100		182,200
Loss before income taxes	$ (14,500)	$ (102,700)	$ (243,500)	$ (1,054,300)	$ (1,181,300)	$ (1,997,500)		$ (177,000)